Salient features - Other financial information (Details) R in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018 ZAR (R) $ / bbl employee R / $	Dec. 31, 2017 ZAR (R) $ / bbl employee R / $	Jun. 30, 2018 ZAR (R) $ / bbl employee R / $	Dec. 31, 2018 R / €	Dec. 31, 2018 R / $	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 R / €	Jun. 30, 2018 R / $	Jun. 30, 2018 ZAR (R)	Dec. 31, 2017 R / €	Dec. 31, 2017 R / $	Dec. 31, 2017 ZAR (R)
Other financial information
Total debt (including bank overdraft)							R 131,578			R 111,489			R 96,119
Interest-bearing debt							130,800			110,052			94,952
Non-interest-bearing debt							778			1,437			1,167
Finance expense capitalised	[1]	R 3,440	R 1,634	R 3,568
Guarantees (excluding treasury facilities)
maximum potential exposure							77,469			80,260			75,528
related debt recognised on the balance sheet							74,328			76,199			70,676
Effective tax rate		24.10%	31.60%	35.40%
Adjusted effective tax rate	[2]	29.00%	26.40%	27.30%
Number of employees | employee	[3]	31,430	31,000	31,270
Average crude oil price - dated Brent | $ / bbl		71.33	56.74	63.62
Average foreign exchange rate | R / $		14.20	13.40	12.85
Closing foreign exchange rate					16.47	14.36		16.04	13.73		14.84	12.37
Subsidiaries and joint operations
Other financial information
Total capital commitments							58,640			63,276			69,813
Authorised and contracted							187,515			179,172			150,520
Authorised, not yet contracted							40,555			40,687			46,322
less expenditure to date							(169,430)			(156,583)			(127,029)
Equity accounted investments
Other financial information
Total capital commitments							1,018			893			717
Authorised and contracted							618			536			404
Authorised, not yet contracted							620			623			652
less expenditure to date							R (220)			R (266)			R (339)

[1]	Finance expense capitalised increased due to the adoption of the amendment to IAS 23 'Borrowing Costs' on 1 July 2018.
[2]	Effective tax rate adjusted for equity accounted investments, remeasurement items and once-off items.
[3]	The total number of employees includes permanent and non-permanent employees and the group’s share of employees within joint operations, but excludes contractors and equity accounted investments’ employees.